Borrowings (Tables)	12 Months Ended
Jan. 01, 2012
Borrowings [Abstract]
Financial assets and liabilities not measured at fair value

(Dollars in Millions)	2011		Effective Rate %		2010		Effective Rate %
5.15% Debentures due 2012	$599		5.18%		599		5.18
0.70% Notes due 2013	500		0.75		—		—
3.80% Debentures due 2013	500		3.82		500		3.82
3 month LIBOR+0% FRN due 2013	500		0.46		—		—
3 month LIBOR+0.09% FRN due 2014	750		0.55		—		—
1.20% Notes due 2014	999		1.24		—		—
2.15% Notes due 2016	898		2.22		—		—
5.55% Debentures due 2017	1,000		5.55		1,000		5.55
5.15% Debentures due 2018	898		5.15		898		5.15
4.75% Notes due 2019 (1B Euro 1.2892) (2)/(1B Euro 1.3268) (3)	1,282	(2)	5.35		1,319	(3)	5.35
3% Zero Coupon Convertible Subordinated Debentures due 2020	199		3.00		194		3.00
2.95% Debentures due 2020	541		3.15		541		3.15
3.55% Notes due 2021	446		3.67		—		—
6.73% Debentures due 2023	250		6.73		250		6.73
5.50% Notes due 2024 (500MM GBP 1.5421) (2)/ (500MM GBP 1.5403) (3)	765	(2)	5.71		764	(3)	5.71
6.95% Notes due 2029	294		7.14		294		7.14
4.95% Debentures due 2033	500		4.95		500		4.95
5.95% Notes due 2037	995		5.99		995		5.99
5.85% Debentures due 2038	700		5.86		700		5.86
4.50% Debentures due 2040	539		4.63		539		4.63
4.85% Notes due 2041	298		4.89		—		—
Other	132				76

	13,585	(4)	4.08	(1)	9,169	(4)	5.25	(1)
Less current portion	616				13

	$12,969				9,156

(1)	Weighted average effective rate.
(2)	Translation rate at January 1, 2012.
(3)	Translation rate at January 2, 2011.
(4)	The excess of the fair value over the carrying value of debt was $2.0 billion in 2011 and $1.0 billion in 2010.

Aggregate maturities of long term obligations

(Dollars in Millions)
2012	2013	2014	2015	2016	After 2016
$616	1,545	1,816	—	898	8,710